Convertible Loan (Details)			12 Months Ended
	Jun. 10, 2021 USD ($)	Jun. 10, 2021 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)
Convertible Loan Details Abstract
Beginning Balance			$ 4,955,500
Initial recognition				4,641,796
Interest and accretion expense			173,662	132,034
Foreign exchange loss (gain)			594,788	181,670
Foreign exchange loss (gain)			(594,788)	$ (181,670)
Common shares issued for conversion	$ (3,750,000)		(4,353,088)
Interest paid		$ (181,286)	$ (181,286)